Warrants - Additional information (Details) $ / shares in Units, £ in Thousands, $ in Thousands		12 Months Ended
	Dec. 16, 2021 $ / shares shares	Dec. 31, 2025 GBP (£) shares	Dec. 31, 2025 USD ($) $ / shares shares	Jan. 24, 2025 $ / shares shares	Mar. 13, 2024 $ / shares shares
Warrants
Proceeds from exercise of warrants | £		£ 220
Warrants from underwritten public offering
Warrants
Number of shares entitled per public warrant | shares				1
Tranche A Warrant
Warrants
Exercise price per share | $ / shares			$ 6	$ 6
Proceeds from exercise of warrants | $			$ 300
Number of warrants exercised during the period | shares		50,000	50,000
Tranche B Warrant
Warrants
Exercise price per share | $ / shares				$ 7.5
Warrants measured at fair value through profit and loss
Warrants
Number of shares entitled per public warrant | shares			0.1
Number of warrants required to be exercised | shares			10
Total exercise price of warrants to receive | $ / shares			$ 115
Redemption price | $ / shares			0.1
Trigger price | $ / shares			$ 180
Number of days entity's shares must trade		20 days	20 days
Trading period measured to determine		30 days	30 days
SF Warrants
Warrants
Number of shares entitled per public warrant | shares					0.1
Exercise price per share | $ / shares					$ 50
Virgin Atlantic Warrants
Warrants
Number of shares entitled per public warrant | shares	0.1
Exercise price per share | $ / shares	$ 100
MWC Option
Warrants
Number of shares entitled per public warrant | shares	0.1
Number Of Options Awarded | shares	2,000,000
Exercise price per share | $ / shares	$ 115